Borrowing costs (Tables)	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Disclosure of rates and costs for capitalized interest of property, plant and equipment [Text Block]
The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$
Capitalization rate of costs for capitalized interest	4%	4%
Amount of interest capitalized in ThUS$	7,841	5,021